Short-term and long-term loan (Tables)	12 Months Ended
Dec. 31, 2019
Short-term and long-term loan
Short-term and long-term loans

The short-term and long-term loan as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Short- term loan
Short-term bank borrowings	436,200	428,490

Long-term loan
Long-term bank borrowings	68,753	—
Convertible senior notes	—	1,859,896
Total	68,753	1,859,896